Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2019	Jul. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			$ 5,147	$ 5,020
Provision for credit losses
Provision for credit losses			2,274	2,031
Net write-offs			(2,193)	(1,716)
Other, including foreign currency adjustment			35	73
Balance at end of period	$ 5,263		5,263	5,408
Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			5,065	4,920
Provision for credit losses
Balance at end of period	5,194		5,194	5,323
Allowance for credit losses on acceptances [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			8	16
Provision for credit losses
Balance at end of period	8		8	8
Allowance for credit losses on off balance sheet exposures [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			74	84
Provision for credit losses
Balance at end of period	61		61	77
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	734	$ 709	678	717
Provision for credit losses
Remeasurement	12	17	42
Newly originated or purchased financial assets	14	12	49
Derecognition of financial assets and maturities	(2)	(2)	(8)
Provision for credit losses			83	102
Gross write-offs	(27)	(23)	(70)
Net write-offs			(51)	(60)
Recoveries	6	11	19
Other, including foreign currency adjustment			11	4
Foreign exchange and other movements	(16)	10	11
Balance at end of period	721	734	721	763
Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			678
Provision for credit losses
Balance at end of period	721		721	763
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	2,117	2,111	2,109	1,879
Provision for credit losses
Remeasurement	315	283	890
Newly originated or purchased financial assets	112	123	353
Derecognition of financial assets and maturities	(47)	(43)	(134)
Provision for credit losses			1,109	1,077
Gross write-offs	(459)	(438)	(1,377)
Net write-offs			(1,160)	(861)
Recoveries	75	70	217
Other, including foreign currency adjustment			40	41
Foreign exchange and other movements	(15)	11	40
Balance at end of period	2,098	2,117	2,098	2,136
Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			2,109
Provision for credit losses
Balance at end of period	2,098		2,098	2,136
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,360	1,212	1,213	1,163
Provision for credit losses
Remeasurement	223	283	716
Newly originated or purchased financial assets	48	171	265
Derecognition of financial assets and maturities	(32)	(31)	(94)
Provision for credit losses			887	671
Gross write-offs	(334)	(335)	(981)
Net write-offs			(815)	(624)
Recoveries	56	55	166
Other, including foreign currency adjustment			8	49
Foreign exchange and other movements	(28)	5	8
Balance at end of period	1,293	1,360	1,293	1,259
Credit Card [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			1,213
Provision for credit losses
Balance at end of period	1,293		1,293	1,259
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			1,147	1,261
Provision for credit losses
Remeasurement	74	69	208
Newly originated or purchased financial assets	50	41	130
Derecognition of financial assets and maturities	(49)	(50)	(141)
Changes in models and methodologies	(4)		(4)
Provision for credit losses			195	181
Gross write-offs	(70)	(67)	(202)
Net write-offs			(167)	(171)
Recoveries	8	11	35
Other, including foreign currency adjustment			(24)	(21)
Foreign exchange and other movements	(13)	(5)	(22)
Balance at end of period including off-balance sheet exposures	1,143	1,147	1,143
Less: Allowance for credits losses on off-balance sheet exposures	(61)	(63)	(61)
Balance at end of period	1,151		1,151	1,250
Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			1,065
Provision for credit losses
Balance at end of period	1,082		1,082	1,165
Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,147	1,148	1,139
Provision for credit losses
Balance at end of period		1,147
Business and government [member] | Net amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,084
Provision for credit losses
Balance at end of period	1,082	1,084	1,082
Stage 1 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			1,223
Provision for credit losses
Balance at end of period	1,331		1,331	1,493
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	129	121	112
Provision for credit losses
Remeasurement	(25)	(17)	(66)
Newly originated or purchased financial assets	14	12	49
Derecognition of financial assets and maturities			(1)
Transfer to (from)stage 1	13	15	40
Transfer to (from)stage 2	(3)	(3)	(11)
Foreign exchange and other movements	(1)	1	4
Balance at end of period	127	129	127
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			112
Provision for credit losses
Balance at end of period	127		127	156
Stage 1 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	609	596	578
Provision for credit losses
Remeasurement	(157)	(155)	(464)
Newly originated or purchased financial assets	112	123	353
Derecognition of financial assets and maturities	(21)	(20)	(60)
Transfer to (from)stage 1	121	110	339
Transfer to (from)stage 2	(50)	(48)	(144)
Transfer to (from)stage 3	(1)	(1)	(3)
Foreign exchange and other movements	(11)	4	3
Balance at end of period	602	609	602
Stage 1 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			578
Provision for credit losses
Balance at end of period	602		602	712
Stage 1 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	458	410	401
Provision for credit losses
Remeasurement	(66)	(141)	(275)
Newly originated or purchased financial assets	48	171	265
Derecognition of financial assets and maturities	(15)	(15)	(44)
Transfer to (from)stage 1	62	63	194
Transfer to (from)stage 2	(35)	(32)	(99)
Foreign exchange and other movements	(9)	2	1
Balance at end of period	443	458	443
Stage 1 [member] | Credit Card [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			401
Provision for credit losses
Balance at end of period	443		443	471
Stage 1 [member] | Business and government [member]
Provision for credit losses
Remeasurement	(5)	(8)	(30)
Newly originated or purchased financial assets	50	41	130
Derecognition of financial assets and maturities	(40)	(38)	(105)
Changes in models and methodologies	(2)		(2)
Transfer to (from)stage 1	9	7	47
Transfer to (from)stage 2	(3)	(3)	(11)
Foreign exchange and other movements	(4)	2	1
Balance at end of period including off-balance sheet exposures	203	198	203
Less: Allowance for credits losses on off-balance sheet exposures	(44)	(41)	(44)
Stage 1 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			132
Provision for credit losses
Balance at end of period	159		159	154
Stage 1 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	198	197	173
Provision for credit losses
Balance at end of period		198
Stage 1 [member] | Business and government [member] | Net amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	157
Provision for credit losses
Balance at end of period	159	157	159
Stage 2 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			2,165
Provision for credit losses
Balance at end of period	2,193		2,193	2,055
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	237	226	206
Provision for credit losses
Remeasurement	1	7	16
Derecognition of financial assets and maturities	(2)	(2)	(7)
Transfer to (from)stage 1	(13)	(13)	(37)
Transfer to (from)stage 2	25	27	80
Transfer to (from)stage 3	(11)	(10)	(30)
Foreign exchange and other movements	(7)	2	2
Balance at end of period	230	237	230
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			206
Provision for credit losses
Balance at end of period	230		230	193
Stage 2 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	881	875	887
Provision for credit losses
Remeasurement	130	138	408
Derecognition of financial assets and maturities	(26)	(23)	(74)
Transfer to (from)stage 1	(118)	(107)	(332)
Transfer to (from)stage 2	69	70	205
Transfer to (from)stage 3	(83)	(79)	(241)
Foreign exchange and other movements	15	7	15
Balance at end of period	868	881	868
Stage 2 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			887
Provision for credit losses
Balance at end of period	868		868	816
Stage 2 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	902	802	812
Provision for credit losses
Remeasurement	84	220	412
Derecognition of financial assets and maturities	(17)	(16)	(50)
Transfer to (from)stage 1	(62)	(63)	(194)
Transfer to (from)stage 2	35	32	99
Transfer to (from)stage 3	(70)	(71)	(211)
Foreign exchange and other movements	(22)	(2)	(18)
Balance at end of period	850	902	850
Stage 2 [member] | Credit Card [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			812
Provision for credit losses
Balance at end of period	850		850	788
Stage 2 [member] | Business and government [member]
Provision for credit losses
Remeasurement	4	13	30
Derecognition of financial assets and maturities	(6)	(4)	(18)
Changes in models and methodologies	(2)		(2)
Transfer to (from)stage 1	(9)	(7)	(47)
Transfer to (from)stage 2	4	3	14
Transfer to (from)stage 3	(1)	(3)	(6)
Foreign exchange and other movements	(2)
Balance at end of period including off-balance sheet exposures	262	274	262
Less: Allowance for credits losses on off-balance sheet exposures	(17)	(21)	(17)
Stage 2 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			260
Provision for credit losses
Balance at end of period	245		245	258
Stage 2 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	274	272	291
Provision for credit losses
Balance at end of period		274
Stage 2 [member] | Business and government [member] | Net amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	253
Provision for credit losses
Balance at end of period	245	253	245
Stage 3 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			1,677
Provision for credit losses
Balance at end of period	1,670		1,670	1,775
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	368	362	360
Provision for credit losses
Remeasurement	36	27	92
Transfer to (from)stage 1		(2)	(3)
Transfer to (from)stage 2	(22)	(24)	(69)
Transfer to (from)stage 3	11	10	30
Gross write-offs	(27)	(23)	(70)
Recoveries	6	11	19
Foreign exchange and other movements	(8)	7	5
Balance at end of period	364	368	364
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			360
Provision for credit losses
Balance at end of period	364		364	414
Stage 3 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	627	640	644
Provision for credit losses
Remeasurement	342	300	946
Transfer to (from)stage 1	(3)	(3)	(7)
Transfer to (from)stage 2	(19)	(22)	(61)
Transfer to (from)stage 3	84	80	244
Gross write-offs	(459)	(438)	(1,377)
Recoveries	75	70	217
Foreign exchange and other movements	(19)		22
Balance at end of period	628	627	628
Stage 3 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			644
Provision for credit losses
Balance at end of period	628		628	608
Stage 3 [member] | Credit Card [member]
Provision for credit losses
Remeasurement	205	204	579
Transfer to (from)stage 3	70	71	211
Gross write-offs	(334)	(335)	(981)
Recoveries	56	55	166
Foreign exchange and other movements	3	5	25
Stage 3 [member] | Business and government [member]
Provision for credit losses
Remeasurement	75	64	208
Derecognition of financial assets and maturities	(3)	(8)	(18)
Transfer to (from)stage 2	(1)		(3)
Transfer to (from)stage 3	1	3	6
Gross write-offs	(70)	(67)	(202)
Recoveries	8	11	35
Foreign exchange and other movements	(7)	(7)	(23)
Balance at end of period including off-balance sheet exposures	678	675	678
Less: Allowance for credits losses on off-balance sheet exposures		(1)
Stage 3 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			673
Provision for credit losses
Balance at end of period	678		678	$ 753
Stage 3 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	675	679	675
Provision for credit losses
Balance at end of period		675
Stage 3 [member] | Business and government [member] | Net amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	674
Provision for credit losses
Balance at end of period	$ 678	$ 674	$ 678